Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 04, 2025	Sep. 28, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the financial performance of our Company. The following table sets forth the compensation for our CEO (referred to as “PEO”) and the average compensation for our other NEOs. For further information concerning our compensation philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis.”

									Value of Initial $100 Investment Based on
Year	Summary Compensation Table Total for PEO (McDonell) (1)	Compensation Actually Paid to PEO (McDonell) (4)	Summary Compensation Table Total for PEO (Strain) (1)	Compensation Actually Paid to PEO (Strain) (4)	Summary Compensation Table Total for PEO (Egeck) (1)	Compensation Actually Paid to PEO (Egeck) (4)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (4)(5)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (Loss) (in thousands)	Adjusted EBITDA (7) (in thousands)

2025	$2,195,209	$1,563,700	$-	$-	$-	$-	$922,363	$500,678	$94.65	$120.51	$(236,970)	$61,356

2024	$1,579,596	$1,563,735	$318,028	$245,217	$3,292,618	$(2,794,641)	$965,357	$452,540	$13.18	$71.20	$(23,379)	$108,744

2023	$-	$-	$-	$-	$4,041,971	$(3,796,598)	$1,162,345	$55,905	$26.08	$59.20	$27,242	$168,149

(1)
Reflects the total compensation of our current CEO, Jason McDonell, who is our PEO, Mike Egeck, our former PEO, and John Strain, who served as interim PEO until Mr. McDonell commenced employment and are therefore included in this table as an additional PEO’s in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.

(2)
Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation
S-K
as described in footnote (3) below. The non-PEO NEOs for each applicable year are as follows: (i) for fiscal year 2025 Messrs. Bowman and Iskander and LaBode, and Ms. Cramer, (ii) for fiscal year 2024, Messrs. Bowman, Caspers, and LaBode and Ms. Cramer, and (iii) for fiscal year 2023, Messrs. Bowman, Weddell, Gazaway, and LaBode and Ms. Baker.

(4)
CAP reflects the exclusions and inclusions of equity awards for the PEOs and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the tables below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEOs and
non-PEOs:

Calculation (a) of Compensation Actually Paid	2025 (McDonell)

Summary Compensation Table Total	2,195,209

Less: Grant date fair value of stock and option awards granted during year	(1,149,972)

Add: Fair value of awards granted during year that remain unvested as of year-end	115,940

Add: Fair value of awards granted during year that vested during year	-

Add: Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	-

Add: Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(777,456)

Less: Fair value of awards granted prior to the year that were forfeited during year	249,683

Compensation Actually Paid	1,563,700

Calculation (a) of Compensation Actually Paid	2025

Average Summary Compensation Table Total	922,363

Less: Average grant date fair value of stock and option awards granted during this year	(184,166)

Add: Average Fair value of awards granted during the year that remain unvested as of year-end	34,270

Add: Average Fair value of awards granted during the year that vested during the year	-

Add: Average Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	(52,470)

Add: Average Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(45,843)

Less: Average Fair value of awards granted prior to the year that were forfeited during the year	(173,477)

Compensation Actually Paid	500,678

(a)	As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules.

(5)
TSR shown in this table utilizes the S&P
Small-Cap
600 Index (“Index”) which we use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the table above. The comparison assumes $100 was invested for the period from September 30, 2022, our first trading day subsequent to our initial public offering, through the last day of the applicable fiscal year in each of the Company’s Common Stock and the Index. All dollar values assume reinvestment of the pre-tax
value of dividends paid by companies included in the Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

(6)
Pursuant to Item 402(v) of Regulation
S-K,
we determined Adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEOs and other NEOs in 2025. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined on page 37 on our Annual Report on Form
10-K
for fiscal year 2025 and is a
non-GAAP
financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation
S-K
as described in footnote (3) below. The non-PEO NEOs for each applicable year are as follows: (i) for fiscal year 2025 Messrs. Bowman and Iskander and LaBode, and Ms. Cramer, (ii) for fiscal year 2024, Messrs. Bowman, Caspers, and LaBode and Ms. Cramer, and (iii) for fiscal year 2023, Messrs. Bowman, Weddell, Gazaway, and LaBode and Ms. Baker.

Peer Group Issuers, Footnote
(5)
TSR shown in this table utilizes the S&P
Small-Cap
600 Index (“Index”) which we use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the table above. The comparison assumes $100 was invested for the period from September 30, 2022, our first trading day subsequent to our initial public offering, through the last day of the applicable fiscal year in each of the Company’s Common Stock and the Index. All dollar values assume reinvestment of the pre-tax
value of dividends paid by companies included in the Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEOs and
non-PEOs:

Calculation (a) of Compensation Actually Paid	2025 (McDonell)

Summary Compensation Table Total	2,195,209

Less: Grant date fair value of stock and option awards granted during year	(1,149,972)

Add: Fair value of awards granted during year that remain unvested as of year-end	115,940

Add: Fair value of awards granted during year that vested during year	-

Add: Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	-

Add: Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(777,456)

Less: Fair value of awards granted prior to the year that were forfeited during year	249,683

Compensation Actually Paid	1,563,700

Non-PEO NEO Average Total Compensation Amount	$ 922,363	$ 965,357	$ 1,162,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 500,678	452,540	55,905
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEOs and
non-PEOs:

Calculation (a) of Compensation Actually Paid	2025

Average Summary Compensation Table Total	922,363

Less: Average grant date fair value of stock and option awards granted during this year	(184,166)

Add: Average Fair value of awards granted during the year that remain unvested as of year-end	34,270

Add: Average Fair value of awards granted during the year that vested during the year	-

Add: Average Change in fair value from prior year-end to current year-end of awards granted prior to the year that were outstanding and unvested as of year end	(52,470)

Add: Average Change in fair value from prior year-end to vesting date for awards granted prior to the year that vested during year	(45,843)

Less: Average Fair value of awards granted prior to the year that were forfeited during the year	(173,477)

Compensation Actually Paid	500,678
(a)	As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As required, we disclose below the most important measures used by the Company to link com pen
sation actually paid to our NEOs for 2025 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the discussion within CD&A beginning on page 35.

•	Adjusted EBITDA

•	Adjusted Net Income

•	Revenue

Total Shareholder Return Amount	$ 94.65	13.18	26.08
Peer Group Total Shareholder Return Amount	120.51	71.2	59.2
Net Income (Loss)	$ (236,970,000)	$ (23,379,000)	$ 27,242,000
Company Selected Measure Amount	61,356,000	108,744,000	168,149,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined on page 37 on our Annual Report on Form
10-K
for fiscal year 2025 and is a
non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Jason McDonell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,195,209	$ 1,579,596
PEO Actually Paid Compensation Amount	$ 1,563,700	1,563,735
PEO Name	Jason McDonell
John Strain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		318,028
PEO Actually Paid Compensation Amount		245,217
PEO Name	John Strain
Michael Egeck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,292,618	$ 4,041,971
PEO Actually Paid Compensation Amount		$ (2,794,641)	$ (3,796,598)
PEO Name	Mike Egeck
PEO | Jason McDonell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,149,972)
PEO | Jason McDonell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,940
PEO | Jason McDonell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(777,456)
PEO | Jason McDonell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,683
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,166)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,270
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,470)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,843)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (173,477)